Debt (Details) - Schedule of Debt Outstanding - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		$ 74,360
Short-term		3,148
Long-term		71,212
Unamortized Issuance Costs		(358)
Net Carrying Value		74,002
2021 Cox Convertible Promissory Note [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		15,000
Short-term
Long-term		15,000
Unamortized Issuance Costs
Net Carrying Value		15,000
2021 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		675
Short-term
Long-term		675
Unamortized Issuance Costs
Net Carrying Value		675
2020 Secured Convertible Promissory Note [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		55,000
Short-term
Long-term		55,000
Unamortized Issuance Costs		(358)
Net Carrying Value		54,642
2020 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		2,525
Short-term		2,025
Long-term		500
Unamortized Issuance Costs
Net Carrying Value		2,525
2020 PPP Loan [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		1,123
Short-term		1,123
Long-term
Net Carrying Value		1,123
Other loans [Member]
Debt (Details) - Schedule of Debt Outstanding [Line Items]
Unpaid Principal		37
Short-term
Long-term		37
Unamortized Issuance Costs
Net Carrying Value		$ 37